Summary Of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Revenue Recognition, Multiple-deliverable Arrangements [Table Text Block]
The table below shows the most significant of these fee types in the Management Agreements:

Fee	Performance Obligation Satisfied	Form and Timing of Payment	Description
Asset Management	Over time	In cash and/or ownership units, monthly	Because each increment of service is distinct, although substantially the same, revenue is recognized at the end of each reporting period based upon asset base and the applicable rate.
Property Management	Over time	In cash, monthly	Because each increment of service is distinct, although substantially the same, revenue is recognized at the end of each month based on a percentage of the properties’ cash receipts.
Leasing Commissions	Point in time (upon close of a transaction)	In cash, upon completion	Revenue is recognized in an amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Construction Management	Point in time (upon close of a project)	In cash, upon completion	Revenue is recognized in an amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Acquisition/Disposition	Point in time (upon close of a transaction)	In cash, upon close of the transaction	Revenue is recognized based on a percentage of the purchase price or disposition price of the property acquired or sold.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Consolidated Financial Statements or Other Significant Matters
Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326):
Measurement of Credit Losses on Financial Instruments

ASU 2018-19, Financial Instruments - Credit Losses (Topic 326): Codification Improvements

ASU 2019-05, Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief

The amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. It clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842. It also allows election of the fair value option on certain financial instruments. This update is effective for public entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted after December 15, 2018.
January 1, 2020
We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements. The majority of our financial instruments result from operating leasing transactions, which are not within the scope of this standard.

ASU 2018-13, Fair Value Measurement (Topic 820)
This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the Financial Accounting Standards Board’s disclosure framework project. It is effective for annual and interim reporting periods beginning after December 15, 2019, but early adoption is permitted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements, which is expected to only impact fair value measurement disclosures.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU amends two aspects of the related-party guidance in ASC 810: (1) adds an elective private-company scope exception to the variable interest entity guidance for entities under common control and (2) indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. For entities other than private companies, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. All entities are required to apply the amendments in this update retrospectively with a cumulative effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
This ASU amends a variety of topics, improving certain aspects of previously issued ASUs, including ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The amendment is effective for fiscal years beginning after December 15, 2019, but early adoption is permitted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.

The following table provides a brief description of newly adopted accounting pronouncements and their effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-02, Leases (Topic 842)

ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842

ASU 2018-10, Codification Improvements to Topic 842, Leases

ASU 2018-11, Leases (Topic 842): Targeted Improvements

ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors

ASU 2019-01, Leases (Topic 842): Codification Improvements
	These updates amended existing guidance by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.	January 1, 2019
We adopted this standard on January 1, 2019 and a modified retrospective transition approach was required. We determined that the adoption had a material impact on our consolidated financial statements; please refer to Note 3 for additional details.

We elected to utilize the following optional practical expedients upon adoption:
- Package of practical expedients which permits us not to reassess our prior conclusions about lease identification, lease classification, and initial direct costs.
- Practical expedient permitting us not to assess whether existing, expired, or current land easements either are or contain a lease.
- Practical expedient which permits us as a lessor not to separate non-lease components, such as common area maintenance reimbursements, from the associated lease component, provided that the timing and pattern of transfer of the services are substantially the same. Because of our decision to elect this practical expedient, we will no longer present our Rental Income and Tenant Recovery Income amounts separately on our consolidated statements of operations, and have reclassified Tenant Recovery Income amounts to Rental Income for all periods presented on the consolidated statements of operations.
- Practical expedient which permits us not to record a right of use asset or lease liability related to leases of twelve months or fewer, but instead allows us to record expense related to any such leases as it is incurred.

ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting
The amendments in this update expanded the scope of Topic 718: Compensation - Stock Compensation to include share-base payment transactions for acquiring goods and services from non-employees, except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period).
		January 1, 2019	The adoption of this standard did not have a material impact on our consolidated financial statements.
ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes
This update permitted use of the OIS rate based on the SOFR as a US benchmark interest rate for hedge accounting purposes under Topic 815. The purpose of this was to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes.
		January 1, 2019	The adoption of this standard did not have a material impact on our consolidated financial statements.

The following table provides a brief description of newly adopted accounting pronouncements and their effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting	This update clarifies guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.	January 1, 2018	The adoption of this standard did not have a material impact on our consolidated financial statements. We will apply the guidance to any future modifications of share-based compensation awards.
ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)	This update amends existing guidance in order to provide consistency in accounting for the derecognition of a nonfinancial asset.	January 1, 2018
We did not record any cumulative adjustment in connection with the adoption of the new pronouncement as we did not have any outstanding transactions to which this new guidance applies. This guidance did, however, subsequently impact our accounting for the contribution or sale of real estate properties to GRP I in November 2018.

ASU 2017-04, Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350)
This update amends existing guidance in order to simplify impairment testing for goodwill. It is effective for annual reporting periods beginning after January 1, 2021, but early adoption is permitted.
		January 1, 2018	We elected to early adopt this standard and we applied it for our annual impairment test.
ASU 2016-15, Statement of Cash Flows (Topic 230) ASU 2016-18, Statement of Cash Flows (Topic 230)
These updates address the presentation of eight specific cash receipts and cash payments on the statement of cash flows, as well as clarify the classification and presentation of restricted cash on the statement of cash flows.
January 1, 2018
We adopted these ASUs by applying a retrospective transition method which requires a restatement of our consolidated statements of cash flows for all periods presented. With regards to our distributions received from equity-method joint ventures, we have elected the cumulative earnings approach, which did not result in any change to our consolidated financial statements.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
This update outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU 2014-09 states that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” While ASU 2014-09 specifically references contracts with customers, it also applies to certain other transactions such as the sale of real estate or equipment. Expanded quantitative and qualitative disclosures are also required for contracts subject to ASU 2014-09.
January 1, 2018
Our revenue-producing contracts are primarily leases that are not within the scope of this standard. As a result, the adoption of this standard did not have a material impact on our rental or tenant recovery revenue. However, the standard does apply to a majority of our fees and management income. We have evaluated the impact of this standard to fees and management income; it did not have a material impact on our revenue recognition, but we provided additional disclosures around fees and management revenue. We adopted this guidance on a modified retrospective basis.

The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-02,
Leases (Topic 842):

ASU 2018-01,
Leases (Topic 842):
Land Easement Practical Expedient for Transition to Topic 842;

ASU 2018-10, Codification Improvements to
Topic 842, Leases;
and

ASU 2018-11,
Leases (Topic (842):
Targeted Improvements

ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors

These updates amend existing guidance by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The effective date for annual reporting begins after December 15, 2019, and the following year for interim reporting for nonpublic companies, but early adoption is permitted.

January 1, 2019
In addition to requiring new disclosures within the accompanying notes to the consolidated financial statements, we have identified areas within our accounting policies that will be impacted by the new standard.
This standard impacts the lessor’s ability to capitalize certain costs related to leasing, which will result in a reduction in the amount of execution costs currently being capitalized in connection with leasing activities and an increase to our Property Operating expenses. Specifically, we will not be able to capitalize certain internal costs to execute new leases at our properties. We capitalized $6.2 million and $1.6 million of internal costs for the years ended December 31, 2018 and 2017, respectively, some of which we will continue to capitalize in accordance with the standard. We did not have any internal leasing costs for the year ended December 31, 2016.

This standard also incorporates changes to the process used to determine classification of leases. We expect to adopt the practical expedients available for implementation under the standard. By adopting these practical expedients, we will not be required to reassess (i) whether an expired or existing contract meets the definition of a lease; (ii) the lease classification at the adoption date for existing leases; and (iii) whether the costs previously capitalized as initial direct costs would continue to be amortized. This allows us to continue to classify our existing leases in the manner in which we had previously determined prior to the adoption of the standard. This includes both leases in which we are the lessor as well as leases in which we are the lessee; we are currently party to fewer than 50 leases in which we are the lessee. We also expect to recognize right of use assets and lease liabilities on our consolidated balance sheets related to certain leases where we are the lessee. We currently estimate that these amounts will be less than 1.0% of our total assets on the consolidated balance sheets.

In addition to the aforementioned expedients, the standards also allow a practical expedient to account for non-lease components and related lease components as a single lease component instead of accounting for them separately, if certain conditions are met. We expect to utilize this practical expedient. In so doing, we will be required to apply a straight-line treatment to recognizing income from tenant reimbursements of operating costs to the extent that those tenant reimbursements are fixed with set increases. We do not expect this to have a material impact on our consolidated financial statements.

ASU 2016-13, Financial Instruments - Credit Leases
(Topic 326):
Measurement of Credit Losses on Financial Instruments

ASU 2018-19, Financial Instruments - Credit Losses (Topic 326): Codification Improvements

The amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for public entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted after December 15, 2018.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting
The amendments in this update expand the scope of Topic 718: Compensation - Stock Compensation to include share-base payment transactions for acquiring goods and services from non-employees, except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). This update is effective for public business entities for fiscal years beginning after December 15, 2018. Early adoption is permitted.
		January 1, 2019	We currently believe that the adoption of this standard will not have a material impact on our consolidated financial statements.

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2018-13, Fair Value Measurement (Topic 820)
This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. It is effective for annual and interim reporting beginning after December 15, 2019, but early adoption is accepted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract

This update aligns the requirements for capitalizing implementation costs incurred in hosting arrangements that are service contracts with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The accounting for the service element is not affected by this update. This update also requires the entity to present the expense related to the capitalized implementation costs in the same line item in the statements of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalized implementation costs in the statements of cash flows in the same manner as payments made for fees associated with the hosting element. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, although early adoption is permitted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes
This update permits use of the OIS rate based on the SOFR as a US benchmark interest rate for hedge accounting purposes under Topic 815. The purpose of this is to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes. For entities that have not already adopted Accounting Standards Update 2017-12 (ASU 2017-12), the amendments in this update are required to be adopted concurrently with the amendments in ASU 2017-12. For public business entities that have already adopted the amendments in ASU 2017-12, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.
		January 1, 2019	We currently believe that the adoption of this standard will not have a material impact on our consolidated financial statements.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This update amends two aspects of the related-party guidance in ASC Topic 810: (1) adds an elective private-company scope exception to the variable interest entity guidance for entities under common control, and (2) specifies that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. For entities other than private companies, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2018-19, Financial Instruments - Credit Losses (Topic 326): Codification Improvements
This update clarifies that receivables arising from operating leases are not within the scope of ASC Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases. For public business entities that file with SEC, this update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted as of fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.
		January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.